Net income/(expense) from financial instruments measured at fair value through profit and loss	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Net income/(expense) from financial instruments measured at fair value through profit and loss

3	Net income/(expense) from financial instruments measured at fair value through profit or loss

		2018	2017	2016
	Footnotes	$m	$m	$m
Net income/(expense) arising on:
Net trading activities	1	6,982	8,236	7,473
Other instruments managed on a fair value basis	1	2,549	190	48
Net income from financial instruments held for trading or managed on a fair value basis	2	9,531	8,426	7,521
Financial assets held to meet liabilities under insurance and investment contracts		(1,585)	3,211	1,480
Liabilities to customers under investment contracts		97	(375)	(218)
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		(1,488)	2,836	1,262
Changes in own credit spread on long-term debt	3	—	—	(1,793)
Derivatives managed in conjunction with HSBC’s issued debt securities		(626)	(343)	(1,604)
Other changes in fair value		529	498	1,400
Changes in fair value of long-term debt and related derivatives	2	(97)	155	(1,997)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		695	N/A	N/A
Year ended 31 Dec		8,641	11,417	6,786
1 At 1 January 2018 we changed our accounting policy for financial liabilities that contain both deposit and derivative components. As a result, net income from these instruments is reported in ‘Other instruments managed on a fair value basis’ rather than ‘Trading activities’. Comparative periods have not been re-presented. Refer to Note 1 ‘Basis of preparation and accounting policies’ for further details.

2
Prior to 2018, foreign exchange exposure on some financial instruments designated at fair value was presented in the same line in the income statement as the underlying fair value movement on these instruments. In 2018, we grouped the presentation of the entire effect of foreign exchange exposure in profit or loss and presented it within ‘Net trading activities’ in ‘Net income from financial instruments held for trading or managed on a fair value basis’. Comparative data has been re-presented. There is no net impact on Total operating income and the impact on ‘Changes in fair value of long-term debt and related derivatives’ is $(517)m in 2017 and $1,978m in 2016.

3
From 1 January 2017, HSBC Holdings plc adopted, in its consolidated financial statements, the requirements of IFRS 9 ‘Financial Instruments’ relating to the presentation of gains and losses on financial liabilities designated at fair value. As a result, changes in fair value attributable to changes in own credit risk are presented in other comprehensive income with the remaining effect presented in profit or loss.

HSBC Holdings

	2018	2017	2016
	$m	$m	$m
Net income/(expense) arising on:
- trading activities	(176)	(392)	119
- other instruments managed at on a fair value basis	421	211	—
Net income from financial instruments held for trading or managed on a fair value basis	245	(181)	119
– derivatives managed in conjunction with HSBC Holdings issued debt securities	(337)	292	(642)
– other changes in fair value	260	(189)	593
Changes in fair value of long-term debt and related derivatives	(77)	103	(49)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	43	—	—
Year ended 31 Dec	211	(78)	70